Stock Options (Tables)	9 Months Ended
Oct. 31, 2016
Incentive Stock Options [Member]
Schedule of Stock Options Activity

Qualified and Non-qualified incentive stock options to employees and directors outstanding at October 31, 2016 are as follows:

		Weighted average
	Number of	exercise
	options	price per share
Outstanding, January 31, 2016	85,421,374	$0.042
Granted	12,081,326	0.007
Cancelled	(110,250)	2.872
Exercised	-	-
Outstanding, October 31, 2016	97,392,450	$0.034

Exercisable, October 31, 2016	97,392,450	$0.034

Non Qualified Stock Options [Member]
Schedule of Stock Options Activity

Non-qualified stock options to non-employee consultants and vendors outstanding at October 31, 2016 are as follows:

		Weighted average
	Number of	exercise
	options	price per share
Outstanding, January 31, 2016	863,500	$0.316
Granted	1,421,300	0.003
Expired	(201,000)	1.110
Exercised	-	-
Outstanding, October 31, 2016	2,083,800	$0.026

Exercisable, October 31, 2016	2,083,800	$0.026